Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

10. Related Party Transactions

Prior to the Spin-off, Cash America provided certain corporate service functions, such as executive oversight, insurance and risk management, government relations, internal audit, treasury, licensing, and to a limited extent finance, accounting, tax, legal, human resources, compensation and benefits, compliance and support for certain information systems related to financial reporting. The costs of such services were allocated to the Company based on the Company’s share of Cash America’s corporate services expenses incurred for the consolidated entity. Actual corporate services costs that may have been incurred if the Company had been a stand-alone company would depend on a number of factors, including the chosen organizational structure, what functions were outsourced or performed by employees, and strategic decisions made in areas such as information technology and infrastructure. The Company believes that the expenses in these financial statements were reported on a basis that fairly represents the utilization of the services provided. These financial statements do not necessarily reflect the financial position or results of operations that would have existed if the Company had been operated as a stand-alone entity during the periods covered and may not be indicative of future results of operations and financial position. General and administrative expenses include allocations by Cash America of $5.2 million for the six months ended June 30, 2014.

Since the Spin-off, Cash America has been charging the Company a transition services fee related to utilization of financial reporting systems and accounts payable processing that is included in general and administrative expenses. The Company recorded $0.3 million in expense for these services for the six months ended June 30, 2015. The Company expects to transition to its own financial reporting system before the end of 2015.

Prior to the Spin-off, the Company paid Cash America compensation for loans made to or arranged for customers who were referred from Cash America. The Company paid $0.4 million for the six months ended June 30, 2014 pursuant to this arrangement, but discontinued this arrangement following the Spin-off. In addition, the Company administered the consumer loan underwriting model utilized by Cash America’s Retail Services Division in exchange for the reimbursement of the Company’s direct third-party costs incurred in providing the service. The Company received $0.3 million for the six months ended June 30, 2014 pursuant to this arrangement. The Company and Cash America entered into a new agreement in conjunction with the Spin-off for the Company to continue providing this service. The Company received $0.6 million for the six months ended June 30, 2015 pursuant to this new agreement.

Prior to the issuance of the Senior Notes on May 30, 2014, all payments the Company owed Cash America, offset by any credits or fees Cash America owed the Company in connection with the transactions above, were made through the Affiliate Line of Credit agreement. See Note 5 for further discussion of this agreement. Since May 30, 2014, amounts due from or due to Cash America have been settled a month in arrears. The balance due from Cash America of $0.1 million as of June 30, 2015 is included in “Other receivables and prepaid expenses” in the consolidated balance sheets, the balance due to Cash America of $11.5 million as of June 30, 2014 is included in “Related party payables, net” in the consolidated balance sheets and the balance due to Cash America of $0.4 million as of December 31, 2014 is included in “Accounts payable and accrued expenses” in the consolidated balance sheets.

15. Related Party Transactions

Prior to the Spin-off, Cash America provided certain corporate service functions, such as executive oversight, insurance and risk management, government relations, internal audit, treasury, licensing, and to a limited extent finance, accounting, tax, legal, human resources, compensation and benefits, compliance and support for certain information systems related to financial reporting. The costs of such services were allocated to the Company based on the Company’s share of Cash America’s corporate services expenses incurred for the consolidated entity. Actual corporate services costs that may have been incurred if the Company had been a stand-alone company would depend on a number of factors, including the chosen organizational structure, what functions were outsourced or performed by employees, and strategic decisions made in areas such as information technology and infrastructure. The Company believes that the expenses in these financial statements were reported on a basis that fairly represents the utilization of the services provided. These financial statements do not necessarily reflect the financial position or results of operations that would have existed if the Company had been operated as a stand-alone entity during the periods covered and may not be indicative of future results of operations and financial position. General and administrative expenses include allocations by Cash America of $9.1 million, $10.0 million and $10.6 million for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company also paid $46.0 million, $34.8 million and $33.6 million for the years ended December 31, 2014, 2013 and 2012, respectively, to Cash America for its share of income taxes as though the Company had been taxed separately from Cash America and had prepared separate tax returns.

In conjunction with the Spin-off, the Company entered into a transition services agreement with Cash America. Under the agreement, Cash America provides support for certain information systems related to financial reporting and payment processing to us for a period of time following the Spin-off for a fee of $18 thousand per month. In addition, the Company will reimburse Cash America for all out-of-pocket costs and expenses it pays or incurs in connection with providing such services. The expiration date of the agreement varies by service provided but is generally no longer than 12 months from the separation date. Prior to the Spin-off, the Company paid Cash America compensation for loans made to or arranged for customers who were referred from Cash America. The Company paid $1.2 million for each of the years ended December 31, 2014, 2013 and 2012, pursuant to this arrangement. In addition, prior to the Spin-off, the Company administered the consumer loan underwriting model utilized by Cash America’s Retail Services Division in exchange for the reimbursement of the Company’s direct third-party costs incurred in providing the service. The Company received $0.6 million, $0.9 million and $1.5 million for the years ended December 31, 2014, 2013 and 2012, respectively, pursuant to this arrangement.

Prior to the issuance of the Senior Notes on May 30, 2014, all payments the Company owed Cash America, offset by any credits or fees Cash America owed the Company in connection with the transactions above, were made through the Affiliate Line of Credit agreement. See Note 9 for further discussion of this agreement. Since May 30, 2014, amounts due to Cash America have been settled a month in arrears. The balance due to Cash America of $0.4 million as of December 31, 2014 is included in “Accounts payable and accrued expenses” in the consolidated balance sheets.

The Company and its subsidiaries participated jointly and severally with all subsidiaries of Cash America and guaranteed long-term debt of Cash America of $638.2 million at December 31, 2013. Under the provisions of Cash America’s debt agreements, the Company had liability in the event Cash America defaulted in its payment obligations or failed to comply with the covenants under the various debt agreements or upon the occurrence of specified events contained in the various debt agreements, including the event of bankruptcy, insolvency or reorganization of Cash America. The Company was released from liability under such guarantees in connection with the Spin-off. See Note 1 for additional information on the Spin-off.